Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 23, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

The Compensation Committee or, with respect to the CEO’s equity award, the Board, reviews and approves the annual equity compensation to be awarded to employees including the executive officers. The annual grants are made at approximately the same time every year in the first quarter. Annual equity grants to our non-employee directors are made on the date of each Annual Meeting to each non-employee director on the date of such meeting. Outside of the annual grant cycle, we also grant equity awards to new employees in connection with a new hire compensation package, which are typically made on the first business day of each month following the employee’s start date. Employees, including the Named Executive Officers, may enroll to purchase shares under the terms of our 2019 Employee Stock Purchase Plan, as amended (the “ESPP”), with purchase dates generally in June and December of each year using payroll deductions accumulated during the prior six-month period.

The Compensation Committee or, with respect to the CEO’s equity award, the Board, does not take material nonpublic information (“MNPI”) into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of MNPI to affect the value of the equity compensation. Stock options are granted at an exercise price at the closing market price of our common stock on the date of grant.

The following table sets forth information regarding stock options issued to our Named Executive Officers during 2024 during any period beginning four business days before and ending one business day after the filing of a Form 10-K or Form 10-Q or the filing or furnishing of a Form 8-K that contains MNPI. These stock options were granted in connection with our 2024 Annual Meeting of Stockholders on May 23, 2024 upon approval of additional shares under our Second Amended and Restated Stock Option and Incentive Plan (the “Incentive Plan”), and the Form 8-K filed on May 28, 2024 disclosing the results of such meeting, including the approval of the Incentive Plan. Although we do not deem the information contained in such Form 8-K to be material, we have included the tabular disclosure that would otherwise be required in the event the information was deemed material.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI (1)

Marino Garcia	5/23/2024	243,000	$ 21.77	$4,088,257	(1.7)%
Ryan Savitz	5/23/2024	100,000	$ 21.77	$1,683,426	(1.7)%
Simrat Randhawa	5/23/2024	100,000	$ 21.77	$1,683,426	(1.7)%
(1)
Reflects the percentage change in the closing market price of our common stock between the trading day ending immediately prior to the disclosure of MNPI ($22.55 on May 24, 2024) and the trading day beginning immediately following the disclosure of MNPI ($22.16 on May 29, 2024).

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Marino Garcia [Member]
Awards Close in Time to MNPI Disclosures
Name		Marino Garcia
Underlying Securities | shares		243,000
Exercise Price | $ / shares		$ 21.77
Fair Value as of Grant Date | $		$ 4,088,257
Underlying Security Market Price Change		(1.7)
Ryan Savitz [Member]
Awards Close in Time to MNPI Disclosures
Name		Ryan Savitz
Underlying Securities | shares		100,000
Exercise Price | $ / shares		$ 21.77
Fair Value as of Grant Date | $		$ 1,683,426
Underlying Security Market Price Change		(1.7)
Simrat Randhawa [Member]
Awards Close in Time to MNPI Disclosures
Name		Simrat Randhawa
Underlying Securities | shares		100,000
Exercise Price | $ / shares		$ 21.77
Fair Value as of Grant Date | $		$ 1,683,426
Underlying Security Market Price Change		(1.7)